Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data
Summarized quarterly financial data is presented below. The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to rounding.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2017	(Millions, except per-share amounts)
Product revenues	$187	$226	$247	$356
Net gain (loss) on derivatives	$203	$116	$(106)	$(210)
Commodity management	$5	$8	$4	$8
Total revenues	$395	$350	$145	$155
Operating costs and expenses	$208	$231	$223	$265
Operating income	$187	$119	$(78)	$(110)
Income (loss) from continuing operations	$95	$327	$(378)	$(20)
Income (loss) from discontinued operations	(3)	(251)	232	(18)
Net income (loss)	$92	$76	$(146)	$(38)
Amounts available to WPX Energy, Inc. common stockholders:
Income (loss) from continuing operations	$91	$323	$(381)	$(24)
Income (loss) from discontinued operations	(3)	(251)	232	(18)
Net income (loss)	$88	$72	$(149)	$(42)
Basic earnings (loss) per common share:
Income (loss) from continuing operations	$0.24	$0.81	$(0.96)	$(0.06)
Income (loss) from discontinued operations	(0.01)	(0.63)	0.58	(0.04)
Net income (loss)	$0.23	$0.18	$(0.38)	$(0.10)
Diluted earnings (loss) per common share:
Income (loss) from continuing operations	$0.23	$0.77	$(0.96)	$(0.06)
Income (loss) from discontinued operations	(0.01)	(0.60)	0.58	(0.04)
Net income (loss)	$0.22	$0.17	$(0.38)	$(0.10)
2016
Product revenues	$86	$130	$131	$160
Net gain (loss) on derivatives	$57	$(154)	$38	$(148)
Commodity management	$31	$116	$25	$5
Total revenues	$175	$91	$194	$18
Operating costs and expenses	$189	$302	$187	$170
Operating income	$(14)	$(211)	$7	$(152)
Income (loss) from continuing operations	$(100)	$(201)	$(209)	$(162)
Income (loss) from discontinued operations	88	3	(10)	(10)
Net loss	$(12)	$(198)	$(219)	$(172)
Amounts available to WPX Energy, Inc. common stockholders:
Loss from continuing operations	$(105)	$(207)	$(235)	$(165)
Income (loss) from discontinued operations	88	3	(10)	(10)
Net loss	$(17)	$(204)	$(245)	$(175)
Basic earnings (loss) per common share:
Loss from continuing operations	$(0.38)	$(0.69)	$(0.69)	$(0.48)
Income (loss) from discontinued operations	0.32	0.01	(0.03)	(0.03)
Net loss	$(0.06)	$(0.68)	$(0.72)	$(0.51)
Diluted earnings (loss) per common share:
Loss from continuing operations	$(0.38)	$(0.69)	$(0.69)	$(0.48)
Income (loss) from discontinued operations	0.32	0.01	(0.03)	(0.03)
Net loss	$(0.06)	$(0.68)	$(0.72)	$(0.51)